Operating Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Lease, Cost	The following table summarizes the operating lease charge for the twelve months ended December 31, 2024, 2023 and 2022:

	For the Twelve Months Ended
	December 31, 2024	December 31, 2023	December 31, 2022
	($ in millions)
Amortization charge on right-of-use operating leased assets	$9.9	$10.7	$10.1
Interest on operating lease liabilities	4.1	4.5	5.4
Operating lease charge	$14.0	$15.2	$15.5

Lessee, Operating Lease, Liability	The following table summarizes the maturity of lease liabilities under non-cancellable leases as of December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
	($ in millions)
Operating leases — maturities
2024	$—	$15.4
2025	15.4	15.1
2026	14.6	14.3
2027	13.2	12.8
2028	13.0	12.7
2029	10.9	11.2
Later years	21.5	21.2
Total minimum lease payments	$88.6	$102.7
Less imputed interest	(13.0)	(16.6)
Total lease liabilities	$75.6	$86.1

Summary of Other Lease Information	The following table summarizes the cash flows on operating leases for the twelve months ended December 31, 2024, 2023 and 2022 and other supplemental information:

	For the Twelve Months Ended
	December 31, 2024	December 31, 2023	December 31, 2022
	($ in millions)
Cash paid for amounts included in the measurement of lease liabilities
- Operating cash outflow from operating leases	$(15.9)	$(15.5)	$(15.5)

Right-of-use assets obtained in exchange for lease obligations
- Operating leases	$2.1	$0.2	$1.9

Reduction to Right-of-use assets resulting from reductions to lease obligations
- Operating leases	$0.3	$0.1	$7.0

Weighted Averages
- Operating leases, remaining lease terms (years)	6.4	7.3	8.1
- Operating leases, average discount rate	5.1%	5.0%	5.0%